UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-09679

Adelante Funds

(Exact name of Registrant as specified in charter)

555 12th Street, Suite 2100

Oakland, CA 94607

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street, Suite A

Milwaukee, WI 53233

Copy to:

Elizabeth Shea Fries, Esq., P.C.

Goodwin Procter LLP

Exchange Place

Boston, MA 02109-2881

(Name and address of agent for service)

Registrant's telephone number, including area code: (510) 986-2100

Date of fiscal year end: January 31

Date of reporting period: October 31, 2006

FORM N-Q

Item 1. Schedule of Investments.

Adelante U.S. Real Estate Securities Fund

Schedules of Investments

October 31, 2006 (Unaudited)

Adelante U.S. Real Estate Securities Fund

Schedule of Investments
October 31, 2006 (unaudited)

Number
of Shares	Value

	Common Stocks	93.7%

	Apartments	24.7%
22,670	Archstone-Smith Trust		$1,364,961
14,600	AvalonBay Communities, Inc.		1,913,475
13,410	BRE Properties, Inc.		889,083
11,880	Camden Property Trust		958,954
45,270	Equity Residential		2,472,194
7,260	Essex Property Trust, Inc.		967,613
9,700	Post Properties, Inc.		475,106
15,000	United Dominion Realty Trust, Inc.		485,550
			9,526,936

	Diversified/Specialty	11.6%
2,100	Alexander's, Inc.		765,975
2,590	Colonial Properties Trust		130,510
4,000	Crescent Real Estate Equities Company		87,200
7,100	Forest City Enterprises, Inc., Class A		389,790
25,210	Vornado Realty Trust		3,006,293
2,140	Washington Real Estate Investment Trust		90,201
			4,469,969

	Industrial	7.1%
16,270	AMB Property Corporation		950,331
28,080	ProLogis		1,776,621
			2,726,952

	Industrial Mixed	1.3%
3,380	Duke Realty Corporation		135,403
7,790	Liberty Property Trust		375,478

			510,881

	Office	21.8%
3,610	Alexandria Real Estate Equities, Inc.		359,917
6,100	BioMed Realty Trust, Inc.		196,603
21,000	Boston Properties, Inc.		2,243,429
5,289	Brandywine Realty Trust		176,441
23,000	Corporate Office Properties Trust		1,099,170
43,800	Douglas Emmett, Inc.		1,044,630
35,009	Equity Office Properties Trust		1,487,883
10,090	Kilroy Realty Corporation		760,080
3,290	Mack-Cali Realty Corporation		174,041
7,040	SL Green Realty Corporation		852,192
			8,394,386

Adelante U.S. Real Estate Securities Fund

Schedule of Investments (continued)
October 31, 2006 (unaudited)

Number
of Shares	Value

	Retail - Local	7.8%
24,200	Acadia Realty Trust		$618,310
11,000	Cedar Shopping Centers, Inc.		183,810
4,890	Developers Diversified Realty Corporation		297,801
10,840	Federal Realty Investment Trust		868,826
4,040	Kimco Realty Corporation		179,497
9,230	Regency Centers Corporation		666,037
4,000	Weingarten Realty Investors		186,000
			3,000,281

	Retail - Regional	18.7%
3,240	CBL & Associates Properties, Inc.		141,685
39,810	General Growth Properties, Inc.		2,066,139
24,690	The Macerich Company		1,461,567
24,600	Simon Property Group, Inc.		2,397,399
18,190	Taubman Centers, Inc.		1,153,740
			7,220,530

	Triple-Net Lease	0.7%
8,200	Lexington Corporate Properties Trust		174,660
5,300	Newkirk Realty Trust, Inc.		89,782
			264,442

	Total common stocks (cost $20,349,229)		36,114,377

	Preferred Stocks	4.8%
25,100	SL Green Realty Corporation, Series D		647,831
11,400	Taubman Centers, Inc., Series G		302,100
35,800	Vornado Realty Trust, Series I		886,766
			1,836,697

	Total preferred stocks (cost $1,776,530)		1,836,697

Principal
Amount

$546,582	Short-Term Investment	1.4%	546,582
	UMB Bank Money Market Fiduciary

	Total short-term investment (cost $546,582)		546,582

	Total investments (cost $22,672,341)	99.9%	38,497,656

	Other assets less liabilities	0.1%	48,439

	NET ASSETS	100.0%	$38,546,095

See notes to the schedule of investments.

                Organization

Adelante Funds (the “Trust”) was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the “Fund”). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund’s share classes differ in terms of sales charges, fees and eligibility requirements. The Fund’s Class K and Class Y shares commenced operations on February 16, 2000. As of January 31, 2006, the Fund’s Class K and Class Y shares are outstanding. Adelante Capital Management LLC is the Fund’s investment adviser.

Investment Valuation – In connection with the determination of the Fund’s net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

Federal Income Tax Information

At October 31, 2006, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$22,770,691

Gross unrealized appreciation	$15,729,756
Gross unrealized depreciation	(2,791)

Net unrealized appreciation on investments	$15,726,965

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante Funds

By:	/s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer

Date:	December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer

Date:	December 22, 2006

By:	/s/ Mark A. Hoopes
Mark A. Hoopes
Principal Financial Officer

Date:	December 22, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)